Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible Assets
Intangible assets

14	Intangible assets

(a)	Statement of financial position details

	December 31, 2025			December 31, 2024
	Cost	Amortization	Net	Cost	Amortization	Net

Intangible assets arising from:
Concession agreements - new contracts	148,000	(10,275)	137,725	148,000	(5,344)	142,656
Concession agreements - others	135,470	(60,381)	75,089	112,456	(52,964)	59,492
Contract Commitments (i)	4,437,857	(707,736)	3,730,121	4,437,857	(588,098)	3,849,759
Concession Agreements - URAE-1	69,281,545	(23,335,074)	45,946,471	62,042,186	(22,085,992)	39,956,194
Software license of use	1,696,773	(1,145,671)	551,102	1,570,845	(932,558)	638,287
Right of use – other assets	240,646	(188,681)	51,965	240,106	(115,370)	124,736
Total	75,940,291	(25,447,818)	50,492,473	68,551,450	(23,780,326)	44,771,124

(i)	With the enactment of the Basic Sanitation Law in 2007, contract renewals began to be executed through program agreements, under which the Company assumed assets and socio-environmental obligations and recognized them as intangible assets, which are amortized on a straight-line basis over the term of the agreements.

(b)	Changes

	December 31, 2024	Additions	Transfer of contract asset	Transfers	Write-offs and disposals	Amortization	December 31, 2025

Intangible assets arising from:
Concession agreements – new contracts	142,656	-	-	-	-	(4,933)	137,723
Concession agreements – others	59,492	-	24,214	(1,627)	(4)	(6,987)	75,088
Contract Commitments	3,849,759	-	-	-	-	(119,638)	3,730,121
Concession Agreements URAE-1 (*)	39,956,194	2,666	7,990,514	(138,257)	(98,727)	(1,765,919)	45,946,471
Software license of use	638,287	-	103,141	-	-	(190,326)	551,102
Right of use – other assets	124,736	541	-	-	-	(73,309)	51,968
Total	44,771,124	3,207	8,117,869	(139,884)	(98,731)	(2,161,112)	50,492,473

(*)	As of December 31, 2025, the line URAE-1 concession agreement included leases totaling R$ 154,449 (R$ 338,740 as of December 31, 2024). Also on this date, the accounting balance of intangible assets, contract assets and other concession assets, and financial assets of the concession aimed at URAE-1 amounted to R$ 79,924,407, accounting for 96.09% of the consolidated amount.

	December 31, 2023	Additions	Transfer of contract asset	Transfers	Write-offs and disposals	Amortization	Transfer to Financial Assets	December 31, 2024

Intangible assets arising from:
Concession agreements – equity value	506,117	-	13,216	(508,709)	(22)	(10,602)	-	-
Concession agreements – economic value	637,760	(181)	13,005	(576,439)	-	(74,145)	-	-
Concession agreements – new contracts	147,589	-	-	-	-	(4,933)	-	142,656
Concession agreements – others	-	-	4,090	57,445	-	(2,043)	-	59,492
Program contracts	20,684,497	-	1,392,259	(21,469,330)	(1,020)	(606,406)	-	-
Program contracts – commitments	1,212,026	2,728,100	-	-	-	(90,367)	-	3,849,759
Service contracts – São Paulo	20,193,585	-	801,993	(20,278,339)	(1,327)	(715,912)	-	-
Concession Agreements URAE-1 (*)	-	20,712	6,573,841	42,727,540	(4,449)	(911,134)	(8,450,316)	39,956,194
Software license of use	513,224	29,972	234,713	4,989	-	(144,611)	-	638,287
Right of use – other assets	118,060	84,048	-	-	(46)	(77,326)	-	124,736
Total	44,012,858	2,862,651	9,033,117	(42,843)	(6,864)	(2,637,479)	(8,450,316)	44,771,124

(*)	As of December 31, 2024, the lines Concession agreements – URAE-1 included leases totaling R$ 338,740 (R$ 374,679 as of December 31, 2023). Additionally, of the amount of transfers arising from the concession agreement, R$ 1,577,787 thousand relates to the transfer to the concession’s financial asset, as disclosed in Note 13.

(c)	Public-Private Partnership - PPP

SABESP carries out transactions related to the Public-Private Partnership. Such transactions, along with their corresponding guarantees and obligations, are supported by a contract established based on Law No. 11,079/2004.

The amounts recorded in intangible assets, item Concession agreements URAE-1, are shown in the table below:

	December 31, 2025	December 31, 2024
Alto Tietê	202,823	219,096
São Lourenço	2,216,444	2,386,192

As of December 31, 2025 and December 31, 2024, the obligations assumed by the Company are as follows:

	December 31, 2025			December 31, 2024
	Current Liabilities	Noncurrent Liabilities	Total liabilities	Current Liabilities	Noncurrent Liabilities	Total liabilities
São Lourenço	469,687	2,856,008	3,325,695	452,323	2,853,896	3,306,219

The chart below shows expenses with Public-Private Partnership from January to December 2025, compared to the figures reported in the same period in 2024:

	December 31, 2025	December 31, 2024

General supplies	21,073	14,858
Outsourced services	44,466	31,351
General expenses	5,823	4,106
Amortization	169,659	127,373
Financial expenses	499,969	353,860
Total	740,990	531,548

In February 2024, the PPP Alto Tietê concluded its obligations. As of December 31, 2024, the line “Amortization” included the PPPs São Lourenço and Alto Tietê in the amounts of R$ 166,944 and R$ 2,715, respectively.

As of December 31, 2025, the line “Amortization” referring to the PPP Alto Tietê included R$ 12,205.

(d)	Amortization of intangible assets

The average amortization rate was 2.6%, 2.8% and 5.4% as of December 31, 2025, 2024 and 2023, respectively.

(e)	Leases and right of use

Nature	December 31, 2025	December 31, 2024

Leases - Concession Agreement URAE-1
Cost	405,245	588,534
Accumulated amortization	(250,796)	(249,794)
(=) Net	154,449	338,740

Right of use - Other assets
Vehicles	216,428	216,431
Properties	24,142	22,098
Equipment	76	1,577
Accumulated amortization	(188,678)	(115,370)
(=) Net	51,968	124,736

Total - Leases and Right of use	206,417	463,476

The lease liability corresponds to total future fixed lease payments, adjusted to present value, considering an incremental rate on borrowings. For further information, see Note 17.

The table below shows the impact on the Company’s profit or loss:

	December 31, 2025	December 31, 2024

Right of use amortization	(108,596)	(114,111)
Financial result – interest expense and inflation adjustment	(156,251)	(134,509)
Expenses of short-term and low-value leases	(21,983)	(28,411)
Decrease in profit for the period	(286,830)	(277,031)

(f)	Performance Agreements

SABESP has contracts for the construction of assets under the performance-based model, in which the contractor is remunerated for the delivery of results and not merely for the execution of works. The accounting balances of current agreements recorded in the contract assets and other concession assets and intangible assets are as follows:

	December 31, 2025	December 31, 2024
Contract assets and other concession assets	601,064	380,204
Intangible assets	1,077,363	1,933,347
Total	1,678,427	2,313,551

As of December 31, 2025 and December 31, 2024, the obligations assumed by the Company are as follows:

	December 31, 2025			December 31, 2024
	Current Liabilities	Noncurrent Liabilities	Total liabilities	Current Liabilities	Noncurrent Liabilities	Total liabilities

Performance Agreements	120,776	6,151	126,927	287,109	137,441	424,550

Accounting policy

The Company records as intangible assets those assets arising from concession agreements, which will be reversible to the granting authorities at the end of the concession term, and the main costs are transferred from the Contract Assets and other concession assets.

Amortization of the intangible asset begins when it becomes available for use, in the location and condition necessary for it to be capable of operating as intended, from the moment the asset goes into operation. Amortization reflects the period in which the future economic benefits of the asset are expected to be consumed by the Company, which may be the final term of the concession or its useful life.

Amortization of the intangible asset is terminated when the asset is fully consumed or written off, whichever occurs first.

Donations in assets received from third parties and government entities that allow the Company to provide water supply and basic sanitation services are recorded in the financial statements at zero cost, since these assets belong to the granting authority.

The financial resources received as donations for the construction of the infrastructure are recorded under “Other operating income”.

For the concession agreement with URAE-1 executed after the Company's privatization in July 2024, investments made and not amortized until the end of the concession are accounted for as Financial assets of the concession (Note 15).

Leases are recognized at the present value of contractual obligations, presented in assets as Right of Use (Note 14 (f)) and in liabilities as Leases (Note 17 (b)), except for short-term contracts (12 months or less) and/or low value (below US$ 5,000), which are recognized as expenses when incurred.

(a)	Concession Agreements/URAE-1

The Company operates concession agreements including the provision of basic and environmental sanitation, water supply and sewage services, signed with the granting authorities. The infrastructure used by SABESP related to the service concession agreements is considered controlled by the granting authorities when:

(i)	The granting authority controls or regulates which services the provider must provide with the infrastructure, to whom it must provide and at what price; and
(ii)	The granting authority controls the infrastructure, i.e., it has the right to resume the infrastructure at the end of the concession.

The rights to the infrastructure operated in accordance with the concession agreements are accounted for as intangible assets, since the Company has the right to charge for the use of the infrastructure assets and users (consumers) have the obligation to pay for the services.

Intangible assets related to the concessions are amortized using the straight-line method according to the contract period or useful life of the underlying asset, whichever is the lower.

Details regarding the amortization of intangible assets are described in Note 14 (d).

(b)	Software licenses of use

Software licenses of use are capitalized based on acquisition costs and other implementation costs. Amortizations are recorded according to the useful life, and the expenses associated with their maintenance are recognized in profit or loss, when incurred.

Intangible assets are reviewed annually in order to identify evidence that may lead to losses of non-recoverable amounts, or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company does not have assets with indefinite useful lives and assessed that there is no indication of impairment loss, mainly supported by Law No. 14,026/2020, which ensures that public sanitation services will have economic and financial sustainability guaranteed, either through tariffs or indemnification.